Short-term loan	12 Months Ended
Dec. 31, 2020
Short-term loan
Short-term loan

9   Short-term loan

The Group entered into a 24-month uncollateralized, non-revolving loan facility agreement with a bank in March 2018, and related amendment agreement in August 2018 (together the “2018 Facility Agreement”). Pursuant to the 2018 Facility Agreement, the Group can borrow up to US$13,000 at a floating interest rate of 3 months London Interbank Offered Rate (LIBOR) +4.36% (total rates of 6.37% as of December 31, 2019). The Group is subject to certain financial covenants under the 2018 Facility Agreement, including a maximum quarterly student refund rate, and a minimum quarterly gross billing amount. During the contract period, the Group was always in compliance with these covenants.

The Group drew down US$13,000 during 2018, and repaid US$2,958, US$7,666 and US$2,376 of loan principal for the year ended December 31, 2018, December 31, 2019 and December 31, 2020, respectively. Interest expense for the year ended December 31, 2018, 2019 and 2020 was RMB1,944, RMB3,110 and RMB90, respectively. The loan balance outstanding as of December 31, 2019 was due in March 2020 and the Group paid the total amount of the loan in January 2020.